Property and equipment (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Gross property and equipment	$ 3,624,513	$ 6,350,397
Less accumulated depreciation, amortization and impairment	2,845,828	3,001,840
Net property and equipment	778,685	3,348,557
Survey equipment [Member]
Gross property and equipment	684,890	680,518
Less accumulated depreciation, amortization and impairment	612,717	593,228
Net property and equipment	72,174	87,290
Aircraft [Member]
Gross property and equipment		2,734,611
Less accumulated depreciation, amortization and impairment		287,277
Net property and equipment		2,447,334
Computers and software [Member]
Gross property and equipment	1,246,095	1,241,740
Less accumulated depreciation, amortization and impairment	1,177,653	1,140,956
Net property and equipment	68,442	100,784
Furniture and other equipment [Member]
Gross property and equipment	528,420	528,420
Less accumulated depreciation, amortization and impairment	498,304	490,775
Net property and equipment	30,115	37,645
Leasehold improvements [Member]
Gross property and equipment	1,165,108	1,165,108
Less accumulated depreciation, amortization and impairment	557,154	489,604
Net property and equipment	$ 607,953	$ 675,504